Other Financial Liabilities (Details) - Schedule of Fair Value of Warrant Liability was Measured Using a Black Schole Model - USD ($)				12 Months Ended
		Nov. 09, 2022	Jul. 01, 2021	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Fair Value Of Warrant Liability Was Measured Using ABlack Schole Model Abstract
Current Stock Price	[1]	$ 0.95	$ 11	$ 0.94	$ 4.75
Strike Price	[1]	$ 0.95	$ 10	$ 0.94	$ 10
Time to Maturity	[1]	5 years	3 years	4 years 7 months 28 days	2 years 3 months
Dividend Yield (in Dollars)	[2]
Historical Volatility	[3]	$ 1.85	$ 35.49	$ 1.87	$ 34.9	[2]
Risk Free interest Rate	[4]	4.00%	0.47%	4.42%	2.45%

[1]	Based on the agreement dated July 1, 2021
[2]	No dividend is declared or paid since inception of the Company
[3]	Based on the Volatility research carried out
[4]	Based on Interest rate for US treasury bonds